As filed with the U.S. Securities and Exchange Commission on November 7, 1996 Registration Nos. 33-11125 and 811-07795


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO. 1

                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 1


                                JPM SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: (617) 557-0700

                                John E. Pelletier
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Stephen K. West, Esq.
                               Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine. Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

JPM SERIES TRUST
CROSS-REFERENCE SHEET
(As Required by Rule 495)

PART A ITEM NO.:  Prospectus Headings.

1.  COVER PAGE:  Cover Page.

2.  SYNOPSIS:  Expense Table.

3.  CONDENSED FINANCIAL INFORMATION:  Not applicable.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Expense Table; Investment Objective and Policies; Additional Investment Practices and Risks; Investment Policies and Restrictions; Organization.

5. MANAGEMENT OF THE FUND: Management of the Fund; Shareholder Servicing; Additional Information.

5A. MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares (if applicable); Who May be a Suitable Investor in the Fund(s); Dividends and Distributions; Net Asset Value.


8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares (if applicable); Net Asset Value.

9.  PENDING LEGAL PROCEEDINGS:  Not applicable.


PART B ITEM NO.:  Statement of Additional Information Headings.

10. COVER PAGE:  Cover Page.

11. TABLE OF CONTENTS:  Table of Contents.

12. GENERAL INFORMATION AND HISTORY:  General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Investment Restrictions; Appendices A and B.

14. MANAGEMENT OF THE FUND:  Trustees and Officers.

15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Description of
    Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Independent Accountants; Expenses.

17. BROKERAGE ALLOCATION AND OTHER PRACTICES:  Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares.

20. TAX STATUS:  Taxes.

21. UNDERWRITERS:  Distributor.

22. CALCULATION OF PERFORMANCE DATA:  Performance Data.

23. FINANCIAL STATEMENTS:  Financial Statements.


PART C

    Information required to be included in Part C is set forth under the appropriately numbered items included in Part C of this registration statement.

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

The following financial statements are included in Part A:

Not applicable.

The following financial statements are included in Part B:

Tax Aware Equity Fund:  Statement of Assets and Liabilities at November 4,
1996
Report of Independent Accountants

Tax Aware Disciplined Equity Fund: Statement of Assets and Liabilities at November 4, 1996
Report of Independent Accountants

California Bond Fund: Statement of Assets and Liabilities at November 4, 1996 Report of Independent Accountants

(b) Exhibits

1    Declaration of Trust.(1)

1(a) Amendment No. 1 to Declaration of Trust, Amended and Restated
     Establishment and Designation of Series and Classes of Shares.(2)

2    Restated By-Laws.(2)

5 Form of Investment Advisory Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan").(2)

6 Form of Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").(2)

8 Form of Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").(2)

9(a) Form of Co-Administration  Agreement between Registrant and FDI.(2)

9(b) Form of Administrative Services Agreement between Registrant and
     Morgan.(2)

9(c) Form of Transfer Agency and Service Agreement between Registrant and
     State Street.(2)

9(d) Form of Shareholder Servicing Agreement between Registrant and
     Morgan.(2)

11   Consent of independent accountants.(2)

13   Purchase agreement with respect to Registrant's initial shares.(2)

16   Schedule for computation of performance quotations.(2)

17   Financial data schedules.(2)

19   Powers of attorney.(2)
------------------

(1) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996 (Accession No. 0000912057-96-019242).
(2) Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

Title of Class:  Shares of Beneficial Interest (par value $0.001)

As of November 4, 1996

Tax Aware Equity Fund:  JPM Pierpont Shares:              1
Tax Aware Disciplined Equity Fund:  JPM Pierpont Shares:  1
California Bond Fund:  JPM Institutional Shares:          1

ITEM 27. INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Morgan is a New York trust company which is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. Morgan conducts a general banking and trust business.

     To the knowledge of the Registrant, none of the directors, except those set forth below, or executive officers of Morgan is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Morgan also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated, which owns all the outstanding stock of Morgan. Set forth below are the names, addresses, and principal business of each director of Morgan who is engaged in another business, profession, vocation or employment of a substantial nature.

     Riley P. Bechtel: Chairman and Chief Executive Officer, Bechtel Group, Inc. (architectural design and construction). His address is Bechtel Group, Inc., P.O. Box 193965, San Francisco, CA 94119-3965.

     Martin Feldstein: President and Chief Executive Officer, National Bureau of Economic Research, Inc.(national research institution). His address is National Bureau of Economic Research, Inc., 1050 Massachusetts Avenue, Cambridge, MA 02138-5398.

     Hanna H. Gray: President Emeritus, The University of Chicago (academic institution). Her address is Department of History, The University of Chicago, 1126 East 59th Street, Chicago, IL 60637.

     James R. Houghton: Retired Chairman, Corning Incorporated (glass products). His address is R.D.#2 Spencer Hill Road, Corning, NY 14830.

     James L. Ketelsen: Retired Chairman and Chief Executive Officer, Tenneco Inc. (oil, pipe-lines, and manufacturing). His address is Tenneco, Inc., P.O. Box 2511, Houston, TX 77252-2511.


     Lee R. Raymond: Chairman and Chief Executive Officer, Exxon Corporation (oil, natural gas, and other petroleum products). His address is Exxon Corporation, 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

     Richard D. Simmons: Former President, The Washington Post Company and International Herald Tribune (newspapers). His address is P.O. Box 242, Sperryville, VA 22740.

     Douglas C. Yearley: Chairman, President and Chief Executive Officer, Phelps Dodge Corporation (chemicals). His address is Phelps Dodge Corporation, 2600 N. Central Avenue, Phoenix, AZ 85004-3014.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares. FDI is an indirectly wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Foreign Fund, Inc.
Fremont Mutual Funds
H.T. Insight Funds, Inc.
The Harris Insight Funds Trust
LKCM Fund
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
Skyline Funds
St. Clair Funds, Inc.
Waterhouse Investors Cash Management Fund, Inc.

The JPM Pierpont Funds
The JPM Institutional Funds

FDI does not act as depositor or investment adviser of any investment companies.

(b) The following is a list of officers, directors and partners of FDI. The principal address of all officers and directors is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Name; Positions and Offices with Underwriter; Position and Offices with
Registrant:

Marie E. Connolly; Director, President and Chief Executive Officer; Vice President and Assistant Treasurer

Richard W. Ingram; Senior Vice President; President and Treasurer

John E. Pelletier; Senior Vice President and General Counsel; Vice President and Secretary

Donald R. Roberson; Senior Vice President; None

John F. Tower III; Senior Vice President, Chief Financial Officer and Treasurer; Vice President and Assistant Treasurer

Rui M. Moura; First Vice President; None

Bernard A. Whalen; First Vice President; None

John W. Gomez; Chairman and Director; None

William J. Nutt; Director; None

The information required by this Item 29 with respect to each director and officer of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI pursuant to the Securities Exchange Act of 1934 (SEC File No. 20518).

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

Morgan Guaranty Trust Company of New York: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).

State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Funds Distributor, Inc.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

ITEM 31. MANAGEMENT SERVICES.

Not applicable.

ITEM 32. UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the commencement of public investment operations of each Fund. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

(c) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 6th day of November, 1996.

JPM SERIES TRUST


By /s/RICHARD W. INGRAM
   -------------------------
   Richard W. Ingram
   President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 6, 1996.

/s/RICHARD W. INGRAM
--------------------------
Richard W. Ingram
President and Treasurer
(Principal Financial
and Accounting Officer)

MATTHEW HEALEY*
--------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer

FREDERICK.S. ADDY*
--------------------------
Frederick S. Addy
Trustee

WILLIAM G. BURNS*
--------------------------
William G. Burns
Trustee

ARTHUR C. ESCHENLAUER*
--------------------------
Arthur C. Eschenlauer
Trustee

MICHAEL P. MALLARDI*
--------------------------
Michael P. Mallardi
Trustee


*By /s/RICHARD W. INGRAM
    --------------------------
    Richard W. Ingram,
    as attorney-in-fact pursuant to a power of attorney filed herewith.

                                INDEX TO EXHIBITS

EXHIBIT NO.         DESCRIPTION OF EXHIBIT

   1(a) Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares.

   2                Restated By-Laws.

   5 Form of Investment Advisory Agreement between Registrant and Morgan Guaranty Trust Company of New York.

   6                Form of Distribution Agreement between Registrant and
                    Funds Distributor, Inc.

   8 Form of Custodian Contract between Registrant and State Street Bank and Trust Company.

   9(a) Form of Co-Administration Agreement between Registrant and Funds Distributor, Inc.

   9(b) Form of Administrative Services Agreement between Registrant and Morgan Guaranty Trust Company of New York.

   9(c) Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.

   9(d) Form of Shareholder Servicing Agreement with Morgan Guaranty Trust Company of New York.

   11               Consent of independent accountants.

   13 Purchase agreement with respect to Registrant's initial shares.

   16               Schedule for computation of performance quotations.

   17               Financial data schedules.

   19               Powers of attorney.